Summary of shares held (Details) - shares		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Shares Held, Share based payments		13,430
Directors [member]
IfrsStatementLineItems [Line Items]
Shares Held, Balance		263,504	286,328
Shares Held, Received on exercise of Performance Rights
Shares Held, Other changes	[1]	(17,358)	(22,824)
Shares Held, Share based payments		13,430
Shares Held, Debt extinguishment		85,026
Shares Held, Share restitution		28,884
Shares Held, Balance		373,486	263,504

[1]	Other changes represent shares that were purchased or sold during the year.